Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 3.2%
Cochlear Ltd.	56,456	$6,434,374
SEEK Ltd.	304,475	2,782,370
Treasury Wine Estates Ltd.	405,952	2,520,383
		11,737,127
BRAZIL — 1.4%
Raia Drogasil SA	265,000	5,166,279
CANADA — 3.8%
Fairfax Financial Holdings Ltd.	8,057	2,470,000
Shopify, Inc., Class A *	27,211	11,345,082
		13,815,082
CHINA — 8.3%
Alibaba Group Holding Ltd. ADR*	60,962	11,855,890
Baidu, Inc. ADR*	28,589	2,881,485
Ping An Insurance Group Co. of China Ltd., Class H	461,500	4,507,130
Prosus NV*	45,053	3,137,859
Trip.com Group Ltd. ADR*	102,908	2,413,193
Tsingtao Brewery Co., Ltd., Class H	1,130,057	5,712,125
		30,507,682
FINLAND — 1.4%
Kone Oyj, B Shares	91,803	5,141,039
FRANCE — 3.4%
Legrand SA	80,396	5,127,818
Remy Cointreau SA	24,387	2,657,911
Ubisoft Entertainment SA*	66,208	4,839,215
		12,624,944
GERMANY — 5.7%
adidas AG	22,653	5,029,589
Bechtle AG	59,797	7,529,214
Nemetschek SE	55,802	2,720,222
Zalando SE*	160,325	6,042,671
		21,321,696
HONG KONG — 4.2%
AIA Group Ltd.	858,600	7,688,455
Jardine Matheson Holdings Ltd.	51,800	2,607,194
Jardine Strategic Holdings Ltd.	73,000	1,631,453
Techtronic Industries Co., Ltd.	607,000	3,854,393
		15,781,495
INDIA — 4.8%
Asian Paints Ltd.	320,892	7,068,499
Housing Development Finance Corp., Ltd.	274,898	5,933,494
Mahindra & Mahindra Ltd. GDR	386,009	1,485,147

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
MakeMyTrip Ltd.*	75,532	$902,985
United Spirits Ltd.*	354,908	2,274,405
		17,664,530
IRELAND — 1.6%
Kingspan Group PLC	109,858	5,924,045
JAPAN — 21.0%
Denso Corp.	72,400	2,313,504
Kakaku.com, Inc.	176,900	3,235,403
Kao Corp.	56,600	4,611,102
Keyence Corp.	14,200	4,565,478
MS&AD Insurance Group Holdings, Inc.	242,500	6,766,025
Murata Manufacturing Co., Ltd.	114,300	5,682,397
Nidec Corp.	89,000	4,586,570
Olympus Corp.	484,800	6,988,538
Pigeon Corp.	97,500	3,732,811
Shimano, Inc.	33,300	4,749,025
Shiseido Co., Ltd.	129,000	7,581,646
SMC Corp.	17,400	7,294,841
SoftBank Group Corp.	90,300	3,196,836
Sugi Holdings Co., Ltd.	42,700	2,286,561
Suzuki Motor Corp.	125,300	2,983,546
Sysmex Corp.	99,300	7,186,829
		77,761,112
MALAYSIA — 0.7%
Public Bank Bhd	723,500	2,661,597
MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	883,900	2,082,461
NETHERLANDS — 2.2%
ASML Holding NV	31,121	8,203,963
NEW ZEALAND — 1.1%
Xero Ltd.*	93,055	3,870,206
PORTUGAL — 1.6%
Jeronimo Martins SGPS SA	322,921	5,828,449
SINGAPORE — 1.5%
United Overseas Bank Ltd.	393,599	5,400,198
SOUTH AFRICA — 1.8%
Naspers Ltd., N Shares	47,193	6,706,806
SOUTH KOREA — 0.7%
NAVER Corp.	18,570	2,581,869
SPAIN — 1.7%
Industria de Diseno Textil SA	247,108	6,403,473
SWEDEN — 5.7%
Atlas Copco AB, A Shares	4,093	136,110

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
Atlas Copco AB, B Shares	237,717	$6,915,031
Epiroc AB, B Shares	424,821	4,187,335
Investor AB, B Shares	123,891	5,589,177
Nibe Industrier AB, B Shares	302,110	4,369,850
		21,197,503
SWITZERLAND — 3.2%
Compagnie Financiere Richemont SA	89,099	4,762,686
Schindler Holding AG, Participating Certificates	28,341	6,200,374
u-blox Holding AG*	10,826	659,607
		11,622,667
TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,080	11,616,793
THAILAND — 0.5%
Thai Beverage PCL	3,912,700	1,655,265
UNITED KINGDOM — 11.0%
ASOS PLC*	58,839	865,768
Auto Trader Group PLC	999,171	5,399,302
Burberry Group PLC	168,166	2,733,488
Hargreaves Lansdown PLC	396,594	6,738,463
HomeServe PLC	265,727	3,461,242
Intertek Group PLC	75,452	4,408,278
John Wood Group PLC	473,186	900,400
Johnson Matthey PLC	117,196	2,582,298
Jupiter Fund Management PLC	382,045	936,723
Rightmove PLC	1,191,051	7,183,165
Trainline PLC*	1,016,634	4,220,788
Weir Group PLC (The)	146,931	1,306,821
		40,736,736
UNITED STATES — 2.9%
Mettler-Toledo International, Inc.*	9,786	6,757,331
Spotify Technology SA*	33,355	4,050,631
		10,807,962
Total Common Stocks
(cost $316,778,361)		358,820,979
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.28% (cost $3,639,982)	31,851	7,614,811
TOTAL INVESTMENTS — 99.3%
(cost $320,418,343)		$366,435,790
Other assets less liabilities — 0.7%		2,727,233
NET ASSETS — 100.0%		$369,163,023

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$64,679,989	$294,140,990	$–	$358,820,979
Preferred Stocks**	–	7,614,811	–	7,614,811
Total	$64,679,989	$301,755,801	$–	$366,435,790

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.